Description of Business and Segmented Disclosures - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) Refinery Customer	Dec. 31, 2019 CAD ($) Customer	Dec. 31, 2018 CAD ($) Customer
Disclosure Of Operating Segments [Line Items]
Number of major customers | Customer	3	2	3
Gross Sales	$ 13,591	$ 21,353	$ 21,389
Customer One [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales	4,323	6,922	7,840
Customer Two [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales	1,834	$ 2,316	2,285
Customer Three [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales	$ 1,472		$ 2,263
Bottom of Range [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of entity's revenue from gross sales	10.00%	10.00%	10.00%
Canada [Member]
Disclosure Of Operating Segments [Line Items]
Sales of crude oil, natural gas and NGLs	$ 2,639	$ 4,002	$ 2,500
Refining and Marketing [Member]
Disclosure Of Operating Segments [Line Items]
Number of refineries | Refinery	2
Gross Sales	$ 6,051	$ 10,513	$ 11,183